SHARE OPTION PLAN (Details) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options exercised (in shares)	100,000
Payments in lieu of issuing shares	$ (1,455,000)	$ 0	$ 0
Share options [Roll Forward]
Exercised (in shares)	100,000
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option vesting period, minimum (in years)	1
Option vesting period, maximum (in years)	3
Options, term (in years)	5
Stock options exercised (in shares)	250,000
Shares issued in respect of exercised options (in shares)	100,000
Payments in lieu of issuing shares	1,500,000
Exercised shares not issued (in shares)	150,000
Share options [Roll Forward]
Exercised (in shares)	250,000
Exercised shares not issued (in shares)	150,000
Other disclosures [Abstract]
Unrecognized compensation costs related to non-vested options granted	$ 600,000		$ 1,300,000
Unrecognized compensation costs related to non-vested options granted, average period for cost recognition (in years)	1.0